Cash and cash equivalents (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents			$ 630,438	$ 514,669	$ 527,259	$ 354,566
Liquid investments			360,941	284,160
Borrowings - repayable within one year (including overdraft)			(177,062)	(160,243)
Borrowings - repayable after one year			(1,031,507)	(1,059,706)
Cash and liquid investments			991,379	798,829
Gross debt - fixed interest rates			(1,208,569)	(1,219,949)
Net debt	$ (217,190)	$ (421,120)	(217,190)	(421,120)	(471,921)
Beginning Balance	(421,120)	(471,921)
Cash flows	195,598	57,082
Foreign exchange adjustments	8,121	(12,673)
Other non - cash movements	211	6,392
Ending Balance	(217,190)	(421,120)
Borrow. Due within 1 year [member]
Cash And Cash Equivalent [Line Items]
Net debt	(160,243)	(399,275)	(177,062)	(160,243)	(399,275)
Beginning Balance	(160,243)	(399,275)
Cash flows	(16,288)	277,000
Foreign exchange adjustments	(531)	(1,879)
Other non - cash movements	0	(36,089)
Ending Balance	(177,062)	(160,243)
Borrow. Due after 1 year [member]
Cash And Cash Equivalent [Line Items]
Net debt	(1,059,706)	(1,217,172)	(1,031,507)	(1,059,706)	(1,217,172)
Beginning Balance	(1,059,706)	(1,217,172)
Cash flows	54,275	140,000
Foreign exchange adjustments	(26,287)	(25,015)
Other non - cash movements	211	42,481
Ending Balance	(1,031,507)	(1,059,706)
Cash/bank overdraft [Member]
Cash And Cash Equivalent [Line Items]
Net debt	514,669	527,259	630,438	514,669	527,259
Beginning Balance	514,669	527,259
Cash flows	98,285	(20,362)
Foreign exchange adjustments	17,484	7,772
Other non - cash movements	0	0
Ending Balance	630,438	514,669
Liquid Investments [Member]
Cash And Cash Equivalent [Line Items]
Net debt	284,160	617,267	$ 360,941	$ 284,160	$ 617,267
Beginning Balance	284,160	617,267
Cash flows	59,326	(339,556)
Foreign exchange adjustments	17,455	6,449
Other non - cash movements	0	0
Ending Balance	$ 360,941	$ 284,160